Note 3 - BBVA Group (Tables)	12 Months Ended
Dec. 31, 2020
Grupo BBVA
Contribution To Consolidated Group Assets
Contribution to Consolidated Group total assets. Entities by main activities (Millions of euros)
	2020	2019	2018
Banking and other financial services	705.683	666.366	646.199
Insurance and pension fund managing companies	28.667	29.300	26.684
Other non-financial services	1.826	2.071	2.793
Total	736.176	697.737	675.675